SUPPLEMENT DATED JUNE 24, 2013 TO THE PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated May 1, 2013

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Gulf States Index ETF and the Market Vectors Africa Index ETF (the “Funds”), both series of the Trust. You may obtain copies of the Funds’ Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.vaneck.com/etf.

Effective immediately, the shares of the Funds are no longer offered through this Prospectus and all references to the Funds are hereby deleted from this Prospectus.

Please retain this supplement for future reference.

SUPPLEMENT DATED JUNE 24, 2013 TO THE STATEMENT OF

ADDITIONAL INFORMATION OF

MARKET VECTORS ETF TRUST

Dated May 1, 2013

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Gulf States Index ETF and the Market Vectors Africa Index ETF (the “Funds”), both series of the Trust. You may obtain copies of the Funds’ Statement of Additional Information free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.vaneck.com/etf.

Effective immediately, the shares of the Funds are no longer offered through this Statement of Additional Information and all references to the Funds are hereby deleted from this Statement of Additional Information.

Please retain this supplement for future reference.